(WFA Emerging Markets Equity Income Fund - Administrator) | (Wells Fargo Advantage Emerging Markets Equity Income Fund)
Investment Objective
The Fund seeks to achieve long-term capital appreciation and current income.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Emerging Markets Equity Income Fund)	Administrator Class (WFA Emerging Markets Equity Income Fund - Administrator)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Emerging Markets Equity Income Fund)		Administrator Class (WFA Emerging Markets Equity Income Fund - Administrator)
Management Fees		1.10%
Distribution (12b-1) Fees		none
Other Expenses	[1]	0.64%
Total Annual Fund Operating Expenses		1.74%
Fee Waivers		0.29%
Total Annual Fund Operating Expenses After Fee Waiver	[2]	1.45%
[1]	Expenses are based on estimated amounts for the current fiscal year.
[2]	The Adviser has committed through February 28, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown above. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Emerging Markets Equity Income Fund) (USD $)	1 Year	3 Years
Administrator Class (WFA Emerging Markets Equity Income Fund - Administrator)	148	490

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Since the Fund has not yet commenced operations, no history of the portfolio turnover rate is available.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in equity securities of companies in emerging market countries; and

  across all market capitalizations.

We consider emerging market countries to include, among others, countries included in the MSCI Emerging Markets Index and countries with low- to middle-income economies according to the International Bank for Reconstruction and Development (more commonly referred to as the World Bank).

We look for companies with a sustainable high dividend yield backed by strong company financials and fundamentals, including above-average sales and earnings growth, overall financial strength, competitive advantages, and capable management. We may sell a holding when it no longer has some or all of these traits. Our investment strategy includes both a top-down strategy, which takes account of overall economic and market trends in each country, and a bottom-up strategy, in which we use fundamental research for security selection. In order to take advantage of the wide range of possible opportunities in a variety of markets at different stages of economic development, we construct the portfolio with the potential for maximum portfolio dividend yield while maintaining a controlled level of risk.

We reserve the right to hedge the portfolio's foreign currency exposure by purchasing or selling currency futures and foreign currency forward contracts. However, under normal circumstances, we will not engage in extensive foreign currency hedging.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Currency Transactions Risk. Foreign securities are often denominated in foreign currencies. As a result, the value of a Fund's shares is affected by changes in exchange rates. Use of hedging techniques cannot protect against exchange rate risk perfectly. If the Fund's adviser is incorrect in its judgment of future exchange rate relationships, the Fund could be in a less advantageous position than if such a hedge had not been established.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regional Risk. The Fund's investments may be concentrated in a specific geographical region and thus, may be more adversely affected by events in that region than investments of a fund that does not have such a regional focus.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance
Since the Fund has not commenced operations as of the date of this prospectus, no performance information is available.
(WFA Emerging Markets Equity Income Fund - Institutional) | (Wells Fargo Advantage Emerging Markets Equity Income Fund)
Investment Objective
The Fund seeks to achieve long-term capital appreciation and current income.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Emerging Markets Equity Income Fund)	Institutional Class (WFA Emerging Markets Equity Income Fund - Institutional)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Emerging Markets Equity Income Fund)		Institutional Class (WFA Emerging Markets Equity Income Fund - Institutional)
Management Fees		1.10%
Distribution (12b-1) Fees		none
Other Expenses	[1]	0.37%
Total Annual Fund Operating Expenses		1.47%
Fee Waivers		0.22%
Total Annual Fund Operating Expenses After Fee Waiver	[2]	1.25%
[1]	Expenses are based on estimated amounts for the current fiscal year.
[2]	The Adviser has committed through February 28, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown above. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Emerging Markets Equity Income Fund) (USD $)	1 Year	3 Years
Institutional Class (WFA Emerging Markets Equity Income Fund - Institutional)	127	420

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Since the Fund has not yet commenced operations, no history of the portfolio turnover rate is available.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in equity securities of companies in emerging market countries; and

  across all market capitalizations.

We consider emerging market countries to include, among others, countries included in the MSCI Emerging Markets Index and countries with low- to middle-income economies according to the International Bank for Reconstruction and Development (more commonly referred to as the World Bank).

We look for companies with a sustainable high dividend yield backed by strong company financials and fundamentals, including above-average sales and earnings growth, overall financial strength, competitive advantages, and capable management. We may sell a holding when it no longer has some or all of these traits. Our investment strategy includes both a top-down strategy, which takes account of overall economic and market trends in each country, and a bottom-up strategy, in which we use fundamental research for security selection. In order to take advantage of the wide range of possible opportunities in a variety of markets at different stages of economic development, we construct the portfolio with the potential for maximum portfolio dividend yield while maintaining a controlled level of risk.

We reserve the right to hedge the portfolio's foreign currency exposure by purchasing or selling currency futures and foreign currency forward contracts. However, under normal circumstances, we will not engage in extensive foreign currency hedging.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Currency Transactions Risk. Foreign securities are often denominated in foreign currencies. As a result, the value of a Fund's shares is affected by changes in exchange rates. Use of hedging techniques cannot protect against exchange rate risk perfectly. If the Fund's adviser is incorrect in its judgment of future exchange rate relationships, the Fund could be in a less advantageous position than if such a hedge had not been established.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regional Risk. The Fund's investments may be concentrated in a specific geographical region and thus, may be more adversely affected by events in that region than investments of a fund that does not have such a regional focus.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance
Since the Fund has not commenced operations as of the date of this prospectus, no performance information is available.
(WFA Emerging Markets Equity Income Fund - Retail) | (Wells Fargo Advantage Emerging Markets Equity Income Fund)
Investment Objective
The Fund seeks to achieve long-term capital appreciation and current income.
Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds ��. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 14 and 16 of the Prospectus and "Additional Purchase and Redemption Information" on page 37 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (WFA Emerging Markets Equity Income Fund - Retail) (Wells Fargo Advantage Emerging Markets Equity Income Fund)	Class A		Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	[1]	1.00%
[1]	Investments of $1 million or more are not subject to a front-end sales charge but will be subject to a deferred sales charge of 1.00% if redeemed within 18 months.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (WFA Emerging Markets Equity Income Fund - Retail) (Wells Fargo Advantage Emerging Markets Equity Income Fund)		Class A	Class C
Management Fees		1.10%	1.10%
Distribution (12b-1) Fees		none	0.75%
Other Expenses	[1]	0.80%	0.80%
Total Annual Fund Operating Expenses		1.90%	2.65%
Fee Waivers		0.25%	0.25%
Total Annual Fund Operating Expenses After Fee Waiver	[2]	1.65%	2.40%
[1]	Expenses are based on estimated amounts for the current fiscal year.
[2]	The Adviser has committed through February 28, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown above. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Emerging Markets Equity Income Fund) (WFA Emerging Markets Equity Income Fund - Retail) (USD $)	1 Year	3 Years
Class A	733	1,091
Class C	343	801

Expense Example, No Redemption (Wells Fargo Advantage Emerging Markets Equity Income Fund) (USD $)	1 Year	3 Years
Class C (WFA Emerging Markets Equity Income Fund - Retail)	243	801

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Since the Fund has not yet commenced operations, no history of the portfolio turnover rate is available.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in equity securities of companies in emerging market countries; and

  across all market capitalizations.

We consider emerging market countries to include, among others, countries included in the MSCI Emerging Markets Index and countries with low- to middle-income economies according to the International Bank for Reconstruction and Development (more commonly referred to as the World Bank).

We look for companies with a sustainable high dividend yield backed by strong company financials and fundamentals, including above-average sales and earnings growth, overall financial strength, competitive advantages, and capable management. We may sell a holding when it no longer has some or all of these traits. Our investment strategy includes both a top-down strategy, which takes account of overall economic and market trends in each country, and a bottom-up strategy, in which we use fundamental research for security selection. In order to take advantage of the wide range of possible opportunities in a variety of markets at different stages of economic development, we construct the portfolio with the potential for maximum portfolio dividend yield while maintaining a controlled level of risk.

We reserve the right to hedge the portfolio's foreign currency exposure by purchasing or selling currency futures and foreign currency forward contracts. However, under normal circumstances, we will not engage in extensive foreign currency hedging.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Currency Transactions Risk. Foreign securities are often denominated in foreign currencies. As a result, the value of a Fund's shares is affected by changes in exchange rates. Use of hedging techniques cannot protect against exchange rate risk perfectly. If the Fund's adviser is incorrect in its judgment of future exchange rate relationships, the Fund could be in a less advantageous position than if such a hedge had not been established.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regional Risk. The Fund's investments may be concentrated in a specific geographical region and thus, may be more adversely affected by events in that region than investments of a fund that does not have such a regional focus.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance
Since the Fund has not commenced operations as of the date of this prospectus, no performance information is available.
(WFA Emerging Markets Local Bond Fund - Administrator) | (Wells Fargo Advantage Emerging Markets Local Bond Fund)
Investment Objective
The Fund seeks total return, consisting of income and capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Emerging Markets Local Bond Fund)	Administrator Class (WFA Emerging Markets Local Bond Fund - Administrator)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Emerging Markets Local Bond Fund)		Administrator Class (WFA Emerging Markets Local Bond Fund - Administrator)
Management Fees		0.65%
Distribution (12b-1) Fees		none
Other Expenses	[1]	0.69%
Total Annual Fund Operating Expenses		1.34%
Fee Waivers		0.24%
Total Annual Fund Operating Expenses After Fee Waiver	[2]	1.10%
[1]	Expenses are based on estimated amounts for the current fiscal year.
[2]	The Adviser has committed through February 28, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown above. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Emerging Markets Local Bond Fund) (USD $)	1 Year	3 Years
Administrator Class (WFA Emerging Markets Local Bond Fund - Administrator)	112	376

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Since the Fund has not yet commenced operations, no history of the portfolio turnover rate is available.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in debt securities issued by governments, corporate entities or supranational agencies, that are tied economically to emerging market countries and denominated in local currencies;

  in at least six countries or supranational agencies; and

  up to 20% of the Fund's total assets in debt securities denominated in currencies of developed markets but issued by governments or corporate entities from emerging market countries.

Emerging market countries generally are those countries defined as having an emerging or developing economy by the World Bank or its related organizations, or the United Nations or its authorities. The emerging market countries in which the Fund may invest currently include, but are not limited to, Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Malaysia, Mexico, Peru, the Philippines, Poland, Russia, South Africa, South Korea, Thailand, Turkey and Uruguay. We consider a security to be "tied economically to" an emerging market country if it is principally traded on the country's securities markets or if the issuer is organized or principally operates in the country, derives a majority of its income from its operations within the country or has a majority of its assets within the country.

We may invest in investment-grade and below investment-grade debt securities. While we may purchase securities of any maturity or duration, under normal circumstances, we expect the dollar-weighted average effective maturity of the Fund's portfolio to be between 3 and 10 years, and the dollar-weighted average effective duration of the Fund's portfolio to be between 2 �� to 8 years.

Currency is managed as a separate asset class and we may enter into foreign currency exchange contracts to gain or hedge currency exposure or control risk. We may purchase a foreign currency on a spot or forward basis in order to benefit from potential appreciation of such currency relative to the U.S. dollar or to other currencies.

We use proprietary models and systems to assess and highlight areas of relative value around the world. Model-driven forecasts are created using fundamental economic inputs to generate economic forecasts on the emerging bond markets. With these forecasts, an optimization process accounts for multiple iteration scenarios to create, what we believe to be, an optimal portfolio strategy. The output of the model process is intended to provide relative valuations for determining an over, or underweight of country-specific bond markets. Similarly, currencies are valued for their potential returns or to hedge currency exposure. These macro 'top-down' quantitative models are used in conjunction with our investment experience and allied to a 'bottom-up' security selection process. Sell decisions are valuation-driven based on our models and our fundamental analysis. We may also sell a security due to changes in portfolio strategy or cash flow needs.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Currency Transactions Risk. Foreign securities are often denominated in foreign currencies. As a result, the value of a Fund's shares is affected by changes in exchange rates. Use of hedging techniques cannot protect against exchange rate risk perfectly. If the Fund's adviser is incorrect in its judgment of future exchange rate relationships, the Fund could be in a less advantageous position than if such a hedge had not been established.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and tend to be more volatile than higher-rated securities of similar maturity.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regional Risk. The Fund's investments may be concentrated in a specific geographical region and thus, may be more adversely affected by events in that region than investments of a fund that does not have such a regional focus.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Performance
Since the Fund has not commenced operations as of the date of this prospectus, no performance information is available.
(WFA Emerging Markets Local Bond Fund - Institutional) | (Wells Fargo Advantage Emerging Markets Local Bond Fund)
Investment Objective
The Fund seeks total return, consisting of income and capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Emerging Markets Local Bond Fund)	Institutional Class (WFA Emerging Markets Local Bond Fund - Institutional)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Emerging Markets Local Bond Fund)		Institutional Class (WFA Emerging Markets Local Bond Fund - Institutional)
Management Fees		0.65%
Distribution (12b-1) Fees		none
Other Expenses	[1]	0.42%
Total Annual Fund Operating Expenses		1.07%
Fee Waivers		0.17%
Total Annual Fund Operating Expenses After Fee Waiver	[2]	0.90%
[1]	Expenses are based on estimated amounts for the current fiscal year.
[2]	The Adviser has committed through February 28, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown above. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Emerging Markets Local Bond Fund) (USD $)	1 Year	3 Years
Institutional Class (WFA Emerging Markets Local Bond Fund - Institutional)	92	306

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Since the Fund has not yet commenced operations, no history of the portfolio turnover rate is available.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in debt securities issued by governments, corporate entities or supranational agencies, that are tied economically to emerging market countries and denominated in local currencies;

  in at least six countries or supranational agencies; and

  up to 20% of the Fund's total assets in debt securities denominated in currencies of developed markets but issued by governments or corporate entities from emerging market countries.

Emerging market countries generally are those countries defined as having an emerging or developing economy by the World Bank or its related organizations, or the United Nations or its authorities. The emerging market countries in which the Fund may invest currently include, but are not limited to, Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Malaysia, Mexico, Peru, the Philippines, Poland, Russia, South Africa, South Korea, Thailand, Turkey and Uruguay. We consider a security to be "tied economically to" an emerging market country if it is principally traded on the country's securities markets or if the issuer is organized or principally operates in the country, derives a majority of its income from its operations within the country or has a majority of its assets within the country.

We may invest in investment-grade and below investment-grade debt securities. While we may purchase securities of any maturity or duration, under normal circumstances, we expect the dollar-weighted average effective maturity of the Fund's portfolio to be between 3 and 10 years, and the dollar-weighted average effective duration of the Fund's portfolio to be between 2 �� to 8 years.

Currency is managed as a separate asset class and we may enter into foreign currency exchange contracts to gain or hedge currency exposure or control risk. We may purchase a foreign currency on a spot or forward basis in order to benefit from potential appreciation of such currency relative to the U.S. dollar or to other currencies.

We use proprietary models and systems to assess and highlight areas of relative value around the world. Model-driven forecasts are created using fundamental economic inputs to generate economic forecasts on the emerging bond markets. With these forecasts, an optimization process accounts for multiple iteration scenarios to create, what we believe to be, an optimal portfolio strategy. The output of the model process is intended to provide relative valuations for determining an over, or underweight of country-specific bond markets. Similarly, currencies are valued for their potential returns or to hedge currency exposure. These macro 'top-down' quantitative models are used in conjunction with our investment experience and allied to a 'bottom-up' security selection process. Sell decisions are valuation-driven based on our models and our fundamental analysis. We may also sell a security due to changes in portfolio strategy or cash flow needs.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Currency Transactions Risk. Foreign securities are often denominated in foreign currencies. As a result, the value of a Fund's shares is affected by changes in exchange rates. Use of hedging techniques cannot protect against exchange rate risk perfectly. If the Fund's adviser is incorrect in its judgment of future exchange rate relationships, the Fund could be in a less advantageous position than if such a hedge had not been established.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and tend to be more volatile than higher-rated securities of similar maturity.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regional Risk. The Fund's investments may be concentrated in a specific geographical region and thus, may be more adversely affected by events in that region than investments of a fund that does not have such a regional focus.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Performance
Since the Fund has not commenced operations as of the date of this prospectus, no performance information is available.
(WFA Emerging Markets Local Bond Fund - Retail) | (Wells Fargo Advantage Emerging Markets Local Bond Fund)
Investment Objective
The Fund seeks total return, consisting of income and capital appreciation.
Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds ��. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 16 and 18 of the Prospectus and "Additional Purchase and Redemption Information" on page 45 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (WFA Emerging Markets Local Bond Fund - Retail) (Wells Fargo Advantage Emerging Markets Local Bond Fund)	Class A		Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%		none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	[1]	1.00%
[1]	Investments of $1 million or more are not subject to a front-end sales charge but will be subject to a deferred sales charge of 1.00% if redeemed within 18 months.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (WFA Emerging Markets Local Bond Fund - Retail) (Wells Fargo Advantage Emerging Markets Local Bond Fund)		Class A	Class C
Management Fees		0.65%	0.65%
Distribution (12b-1) Fees		none	0.75%
Other Expenses	[1]	0.75%	0.75%
Total Annual Fund Operating Expenses		1.40%	2.15%
Fee Waivers		0.17%	0.17%
Total Annual Fund Operating Expenses After Fee Waiver	[2]	1.23%	1.98%
[1]	Expenses are based on estimated amounts for the current fiscal year.
[2]	The Adviser has committed through February 28, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown above. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Emerging Markets Local Bond Fund) (WFA Emerging Markets Local Bond Fund - Retail) (USD $)	1 Year	3 Years
Class A	570	840
Class C	301	639

Expense Example, No Redemption (Wells Fargo Advantage Emerging Markets Local Bond Fund) (USD $)	1 Year	3 Years
Class C (WFA Emerging Markets Local Bond Fund - Retail)	201	639

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Since the Fund has not yet commenced operations, no history of the portfolio turnover rate is available.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in debt securities issued by governments, corporate entities or supranational agencies, that are tied economically to emerging market countries and denominated in local currencies;

  in at least six countries or supranational agencies; and

  up to 20% of the Fund's total assets in debt securities denominated in currencies of developed markets but issued by governments or corporate entities from emerging market countries.

Emerging market countries generally are those countries defined as having an emerging or developing economy by the World Bank or its related organizations, or the United Nations or its authorities. The emerging market countries in which the Fund may invest currently include, but are not limited to, Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Malaysia, Mexico, Peru, the Philippines, Poland, Russia, South Africa, South Korea, Thailand, Turkey and Uruguay. We consider a security to be "tied economically to" an emerging market country if it is principally traded on the country's securities markets or if the issuer is organized or principally operates in the country, derives a majority of its income from its operations within the country or has a majority of its assets within the country.

We may invest in investment-grade and below investment-grade debt securities. While we may purchase securities of any maturity or duration, under normal circumstances, we expect the dollar-weighted average effective maturity of the Fund's portfolio to be between 3 and 10 years, and the dollar-weighted average effective duration of the Fund's portfolio to be between 2 �� to 8 years.

Currency is managed as a separate asset class and we may enter into foreign currency exchange contracts to gain or hedge currency exposure or control risk. We may purchase a foreign currency on a spot or forward basis in order to benefit from potential appreciation of such currency relative to the U.S. dollar or to other currencies.

We use proprietary models and systems to assess and highlight areas of relative value around the world. Model-driven forecasts are created using fundamental economic inputs to generate economic forecasts on the emerging bond markets. With these forecasts, an optimization process accounts for multiple iteration scenarios to create, what we believe to be, an optimal portfolio strategy. The output of the model process is intended to provide relative valuations for determining an over, or underweight of country-specific bond markets. Similarly, currencies are valued for their potential returns or to hedge currency exposure. These macro 'top-down' quantitative models are used in conjunction with our investment experience and allied to a 'bottom-up' security selection process. Sell decisions are valuation-driven based on our models and our fundamental analysis. We may also sell a security due to changes in portfolio strategy or cash flow needs.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Currency Transactions Risk. Foreign securities are often denominated in foreign currencies. As a result, the value of a Fund's shares is affected by changes in exchange rates. Use of hedging techniques cannot protect against exchange rate risk perfectly. If the Fund's adviser is incorrect in its judgment of future exchange rate relationships, the Fund could be in a less advantageous position than if such a hedge had not been established.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and tend to be more volatile than higher-rated securities of similar maturity.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regional Risk. The Fund's investments may be concentrated in a specific geographical region and thus, may be more adversely affected by events in that region than investments of a fund that does not have such a regional focus.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Performance
Since the Fund has not commenced operations as of the date of this prospectus, no performance information is available.

(WFA Emerging Markets Equity Income Fund - Administrator) | (Wells Fargo Advantage Emerging Markets Equity Income Fund)
Investment Objective
The Fund seeks to achieve long-term capital appreciation and current income.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Emerging Markets Equity Income Fund)	Administrator Class (WFA Emerging Markets Equity Income Fund - Administrator)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Emerging Markets Equity Income Fund)		Administrator Class (WFA Emerging Markets Equity Income Fund - Administrator)
Management Fees		1.10%
Distribution (12b-1) Fees		none
Other Expenses	[1]	0.64%
Total Annual Fund Operating Expenses		1.74%
Fee Waivers		0.29%
Total Annual Fund Operating Expenses After Fee Waiver	[2]	1.45%
[1]	Expenses are based on estimated amounts for the current fiscal year.
[2]	The Adviser has committed through February 28, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown above. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Emerging Markets Equity Income Fund) (USD $)	1 Year	3 Years
Administrator Class (WFA Emerging Markets Equity Income Fund - Administrator)	148	490

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Since the Fund has not yet commenced operations, no history of the portfolio turnover rate is available.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in equity securities of companies in emerging market countries; and

  across all market capitalizations.

We consider emerging market countries to include, among others, countries included in the MSCI Emerging Markets Index and countries with low- to middle-income economies according to the International Bank for Reconstruction and Development (more commonly referred to as the World Bank).

We look for companies with a sustainable high dividend yield backed by strong company financials and fundamentals, including above-average sales and earnings growth, overall financial strength, competitive advantages, and capable management. We may sell a holding when it no longer has some or all of these traits. Our investment strategy includes both a top-down strategy, which takes account of overall economic and market trends in each country, and a bottom-up strategy, in which we use fundamental research for security selection. In order to take advantage of the wide range of possible opportunities in a variety of markets at different stages of economic development, we construct the portfolio with the potential for maximum portfolio dividend yield while maintaining a controlled level of risk.

We reserve the right to hedge the portfolio's foreign currency exposure by purchasing or selling currency futures and foreign currency forward contracts. However, under normal circumstances, we will not engage in extensive foreign currency hedging.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Currency Transactions Risk. Foreign securities are often denominated in foreign currencies. As a result, the value of a Fund's shares is affected by changes in exchange rates. Use of hedging techniques cannot protect against exchange rate risk perfectly. If the Fund's adviser is incorrect in its judgment of future exchange rate relationships, the Fund could be in a less advantageous position than if such a hedge had not been established.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regional Risk. The Fund's investments may be concentrated in a specific geographical region and thus, may be more adversely affected by events in that region than investments of a fund that does not have such a regional focus.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance
Since the Fund has not commenced operations as of the date of this prospectus, no performance information is available.

(WFA Emerging Markets Equity Income Fund - Institutional) | (Wells Fargo Advantage Emerging Markets Equity Income Fund)
Investment Objective
The Fund seeks to achieve long-term capital appreciation and current income.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Emerging Markets Equity Income Fund)	Institutional Class (WFA Emerging Markets Equity Income Fund - Institutional)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Emerging Markets Equity Income Fund)		Institutional Class (WFA Emerging Markets Equity Income Fund - Institutional)
Management Fees		1.10%
Distribution (12b-1) Fees		none
Other Expenses	[1]	0.37%
Total Annual Fund Operating Expenses		1.47%
Fee Waivers		0.22%
Total Annual Fund Operating Expenses After Fee Waiver	[2]	1.25%
[1]	Expenses are based on estimated amounts for the current fiscal year.
[2]	The Adviser has committed through February 28, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown above. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Emerging Markets Equity Income Fund) (USD $)	1 Year	3 Years
Institutional Class (WFA Emerging Markets Equity Income Fund - Institutional)	127	420

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Since the Fund has not yet commenced operations, no history of the portfolio turnover rate is available.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in equity securities of companies in emerging market countries; and

  across all market capitalizations.

We consider emerging market countries to include, among others, countries included in the MSCI Emerging Markets Index and countries with low- to middle-income economies according to the International Bank for Reconstruction and Development (more commonly referred to as the World Bank).

We look for companies with a sustainable high dividend yield backed by strong company financials and fundamentals, including above-average sales and earnings growth, overall financial strength, competitive advantages, and capable management. We may sell a holding when it no longer has some or all of these traits. Our investment strategy includes both a top-down strategy, which takes account of overall economic and market trends in each country, and a bottom-up strategy, in which we use fundamental research for security selection. In order to take advantage of the wide range of possible opportunities in a variety of markets at different stages of economic development, we construct the portfolio with the potential for maximum portfolio dividend yield while maintaining a controlled level of risk.

We reserve the right to hedge the portfolio's foreign currency exposure by purchasing or selling currency futures and foreign currency forward contracts. However, under normal circumstances, we will not engage in extensive foreign currency hedging.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Currency Transactions Risk. Foreign securities are often denominated in foreign currencies. As a result, the value of a Fund's shares is affected by changes in exchange rates. Use of hedging techniques cannot protect against exchange rate risk perfectly. If the Fund's adviser is incorrect in its judgment of future exchange rate relationships, the Fund could be in a less advantageous position than if such a hedge had not been established.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regional Risk. The Fund's investments may be concentrated in a specific geographical region and thus, may be more adversely affected by events in that region than investments of a fund that does not have such a regional focus.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance
Since the Fund has not commenced operations as of the date of this prospectus, no performance information is available.

(WFA Emerging Markets Equity Income Fund - Retail) | (Wells Fargo Advantage Emerging Markets Equity Income Fund)
Investment Objective
The Fund seeks to achieve long-term capital appreciation and current income.
Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds ��. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 14 and 16 of the Prospectus and "Additional Purchase and Redemption Information" on page 37 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (WFA Emerging Markets Equity Income Fund - Retail) (Wells Fargo Advantage Emerging Markets Equity Income Fund)	Class A		Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	[1]	1.00%
[1]	Investments of $1 million or more are not subject to a front-end sales charge but will be subject to a deferred sales charge of 1.00% if redeemed within 18 months.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (WFA Emerging Markets Equity Income Fund - Retail) (Wells Fargo Advantage Emerging Markets Equity Income Fund)		Class A	Class C
Management Fees		1.10%	1.10%
Distribution (12b-1) Fees		none	0.75%
Other Expenses	[1]	0.80%	0.80%
Total Annual Fund Operating Expenses		1.90%	2.65%
Fee Waivers		0.25%	0.25%
Total Annual Fund Operating Expenses After Fee Waiver	[2]	1.65%	2.40%
[1]	Expenses are based on estimated amounts for the current fiscal year.
[2]	The Adviser has committed through February 28, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown above. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Emerging Markets Equity Income Fund) (WFA Emerging Markets Equity Income Fund - Retail) (USD $)	1 Year	3 Years
Class A	733	1,091
Class C	343	801

Expense Example, No Redemption (Wells Fargo Advantage Emerging Markets Equity Income Fund) (USD $)	1 Year	3 Years
Class C (WFA Emerging Markets Equity Income Fund - Retail)	243	801

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Since the Fund has not yet commenced operations, no history of the portfolio turnover rate is available.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in equity securities of companies in emerging market countries; and

  across all market capitalizations.

We consider emerging market countries to include, among others, countries included in the MSCI Emerging Markets Index and countries with low- to middle-income economies according to the International Bank for Reconstruction and Development (more commonly referred to as the World Bank).

We look for companies with a sustainable high dividend yield backed by strong company financials and fundamentals, including above-average sales and earnings growth, overall financial strength, competitive advantages, and capable management. We may sell a holding when it no longer has some or all of these traits. Our investment strategy includes both a top-down strategy, which takes account of overall economic and market trends in each country, and a bottom-up strategy, in which we use fundamental research for security selection. In order to take advantage of the wide range of possible opportunities in a variety of markets at different stages of economic development, we construct the portfolio with the potential for maximum portfolio dividend yield while maintaining a controlled level of risk.

We reserve the right to hedge the portfolio's foreign currency exposure by purchasing or selling currency futures and foreign currency forward contracts. However, under normal circumstances, we will not engage in extensive foreign currency hedging.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Currency Transactions Risk. Foreign securities are often denominated in foreign currencies. As a result, the value of a Fund's shares is affected by changes in exchange rates. Use of hedging techniques cannot protect against exchange rate risk perfectly. If the Fund's adviser is incorrect in its judgment of future exchange rate relationships, the Fund could be in a less advantageous position than if such a hedge had not been established.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regional Risk. The Fund's investments may be concentrated in a specific geographical region and thus, may be more adversely affected by events in that region than investments of a fund that does not have such a regional focus.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance
Since the Fund has not commenced operations as of the date of this prospectus, no performance information is available.

(WFA Emerging Markets Local Bond Fund - Administrator) | (Wells Fargo Advantage Emerging Markets Local Bond Fund)
Investment Objective
The Fund seeks total return, consisting of income and capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Emerging Markets Local Bond Fund)	Administrator Class (WFA Emerging Markets Local Bond Fund - Administrator)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Emerging Markets Local Bond Fund)		Administrator Class (WFA Emerging Markets Local Bond Fund - Administrator)
Management Fees		0.65%
Distribution (12b-1) Fees		none
Other Expenses	[1]	0.69%
Total Annual Fund Operating Expenses		1.34%
Fee Waivers		0.24%
Total Annual Fund Operating Expenses After Fee Waiver	[2]	1.10%
[1]	Expenses are based on estimated amounts for the current fiscal year.
[2]	The Adviser has committed through February 28, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown above. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Emerging Markets Local Bond Fund) (USD $)	1 Year	3 Years
Administrator Class (WFA Emerging Markets Local Bond Fund - Administrator)	112	376

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Since the Fund has not yet commenced operations, no history of the portfolio turnover rate is available.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in debt securities issued by governments, corporate entities or supranational agencies, that are tied economically to emerging market countries and denominated in local currencies;

  in at least six countries or supranational agencies; and

  up to 20% of the Fund's total assets in debt securities denominated in currencies of developed markets but issued by governments or corporate entities from emerging market countries.

Emerging market countries generally are those countries defined as having an emerging or developing economy by the World Bank or its related organizations, or the United Nations or its authorities. The emerging market countries in which the Fund may invest currently include, but are not limited to, Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Malaysia, Mexico, Peru, the Philippines, Poland, Russia, South Africa, South Korea, Thailand, Turkey and Uruguay. We consider a security to be "tied economically to" an emerging market country if it is principally traded on the country's securities markets or if the issuer is organized or principally operates in the country, derives a majority of its income from its operations within the country or has a majority of its assets within the country.

We may invest in investment-grade and below investment-grade debt securities. While we may purchase securities of any maturity or duration, under normal circumstances, we expect the dollar-weighted average effective maturity of the Fund's portfolio to be between 3 and 10 years, and the dollar-weighted average effective duration of the Fund's portfolio to be between 2 �� to 8 years.

Currency is managed as a separate asset class and we may enter into foreign currency exchange contracts to gain or hedge currency exposure or control risk. We may purchase a foreign currency on a spot or forward basis in order to benefit from potential appreciation of such currency relative to the U.S. dollar or to other currencies.

We use proprietary models and systems to assess and highlight areas of relative value around the world. Model-driven forecasts are created using fundamental economic inputs to generate economic forecasts on the emerging bond markets. With these forecasts, an optimization process accounts for multiple iteration scenarios to create, what we believe to be, an optimal portfolio strategy. The output of the model process is intended to provide relative valuations for determining an over, or underweight of country-specific bond markets. Similarly, currencies are valued for their potential returns or to hedge currency exposure. These macro 'top-down' quantitative models are used in conjunction with our investment experience and allied to a 'bottom-up' security selection process. Sell decisions are valuation-driven based on our models and our fundamental analysis. We may also sell a security due to changes in portfolio strategy or cash flow needs.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Currency Transactions Risk. Foreign securities are often denominated in foreign currencies. As a result, the value of a Fund's shares is affected by changes in exchange rates. Use of hedging techniques cannot protect against exchange rate risk perfectly. If the Fund's adviser is incorrect in its judgment of future exchange rate relationships, the Fund could be in a less advantageous position than if such a hedge had not been established.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and tend to be more volatile than higher-rated securities of similar maturity.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regional Risk. The Fund's investments may be concentrated in a specific geographical region and thus, may be more adversely affected by events in that region than investments of a fund that does not have such a regional focus.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Performance
Since the Fund has not commenced operations as of the date of this prospectus, no performance information is available.

(WFA Emerging Markets Local Bond Fund - Institutional) | (Wells Fargo Advantage Emerging Markets Local Bond Fund)
Investment Objective
The Fund seeks total return, consisting of income and capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Emerging Markets Local Bond Fund)	Institutional Class (WFA Emerging Markets Local Bond Fund - Institutional)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Emerging Markets Local Bond Fund)		Institutional Class (WFA Emerging Markets Local Bond Fund - Institutional)
Management Fees		0.65%
Distribution (12b-1) Fees		none
Other Expenses	[1]	0.42%
Total Annual Fund Operating Expenses		1.07%
Fee Waivers		0.17%
Total Annual Fund Operating Expenses After Fee Waiver	[2]	0.90%
[1]	Expenses are based on estimated amounts for the current fiscal year.
[2]	The Adviser has committed through February 28, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown above. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Emerging Markets Local Bond Fund) (USD $)	1 Year	3 Years
Institutional Class (WFA Emerging Markets Local Bond Fund - Institutional)	92	306

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Since the Fund has not yet commenced operations, no history of the portfolio turnover rate is available.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in debt securities issued by governments, corporate entities or supranational agencies, that are tied economically to emerging market countries and denominated in local currencies;

  in at least six countries or supranational agencies; and

  up to 20% of the Fund's total assets in debt securities denominated in currencies of developed markets but issued by governments or corporate entities from emerging market countries.

Emerging market countries generally are those countries defined as having an emerging or developing economy by the World Bank or its related organizations, or the United Nations or its authorities. The emerging market countries in which the Fund may invest currently include, but are not limited to, Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Malaysia, Mexico, Peru, the Philippines, Poland, Russia, South Africa, South Korea, Thailand, Turkey and Uruguay. We consider a security to be "tied economically to" an emerging market country if it is principally traded on the country's securities markets or if the issuer is organized or principally operates in the country, derives a majority of its income from its operations within the country or has a majority of its assets within the country.

We may invest in investment-grade and below investment-grade debt securities. While we may purchase securities of any maturity or duration, under normal circumstances, we expect the dollar-weighted average effective maturity of the Fund's portfolio to be between 3 and 10 years, and the dollar-weighted average effective duration of the Fund's portfolio to be between 2 �� to 8 years.

Currency is managed as a separate asset class and we may enter into foreign currency exchange contracts to gain or hedge currency exposure or control risk. We may purchase a foreign currency on a spot or forward basis in order to benefit from potential appreciation of such currency relative to the U.S. dollar or to other currencies.

We use proprietary models and systems to assess and highlight areas of relative value around the world. Model-driven forecasts are created using fundamental economic inputs to generate economic forecasts on the emerging bond markets. With these forecasts, an optimization process accounts for multiple iteration scenarios to create, what we believe to be, an optimal portfolio strategy. The output of the model process is intended to provide relative valuations for determining an over, or underweight of country-specific bond markets. Similarly, currencies are valued for their potential returns or to hedge currency exposure. These macro 'top-down' quantitative models are used in conjunction with our investment experience and allied to a 'bottom-up' security selection process. Sell decisions are valuation-driven based on our models and our fundamental analysis. We may also sell a security due to changes in portfolio strategy or cash flow needs.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Currency Transactions Risk. Foreign securities are often denominated in foreign currencies. As a result, the value of a Fund's shares is affected by changes in exchange rates. Use of hedging techniques cannot protect against exchange rate risk perfectly. If the Fund's adviser is incorrect in its judgment of future exchange rate relationships, the Fund could be in a less advantageous position than if such a hedge had not been established.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and tend to be more volatile than higher-rated securities of similar maturity.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regional Risk. The Fund's investments may be concentrated in a specific geographical region and thus, may be more adversely affected by events in that region than investments of a fund that does not have such a regional focus.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Performance
Since the Fund has not commenced operations as of the date of this prospectus, no performance information is available.

(WFA Emerging Markets Local Bond Fund - Retail) | (Wells Fargo Advantage Emerging Markets Local Bond Fund)
Investment Objective
The Fund seeks total return, consisting of income and capital appreciation.
Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds ��. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 16 and 18 of the Prospectus and "Additional Purchase and Redemption Information" on page 45 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (WFA Emerging Markets Local Bond Fund - Retail) (Wells Fargo Advantage Emerging Markets Local Bond Fund)	Class A		Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%		none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	[1]	1.00%
[1]	Investments of $1 million or more are not subject to a front-end sales charge but will be subject to a deferred sales charge of 1.00% if redeemed within 18 months.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (WFA Emerging Markets Local Bond Fund - Retail) (Wells Fargo Advantage Emerging Markets Local Bond Fund)		Class A	Class C
Management Fees		0.65%	0.65%
Distribution (12b-1) Fees		none	0.75%
Other Expenses	[1]	0.75%	0.75%
Total Annual Fund Operating Expenses		1.40%	2.15%
Fee Waivers		0.17%	0.17%
Total Annual Fund Operating Expenses After Fee Waiver	[2]	1.23%	1.98%
[1]	Expenses are based on estimated amounts for the current fiscal year.
[2]	The Adviser has committed through February 28, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown above. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Emerging Markets Local Bond Fund) (WFA Emerging Markets Local Bond Fund - Retail) (USD $)	1 Year	3 Years
Class A	570	840
Class C	301	639

Expense Example, No Redemption (Wells Fargo Advantage Emerging Markets Local Bond Fund) (USD $)	1 Year	3 Years
Class C (WFA Emerging Markets Local Bond Fund - Retail)	201	639

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Since the Fund has not yet commenced operations, no history of the portfolio turnover rate is available.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in debt securities issued by governments, corporate entities or supranational agencies, that are tied economically to emerging market countries and denominated in local currencies;

  in at least six countries or supranational agencies; and

  up to 20% of the Fund's total assets in debt securities denominated in currencies of developed markets but issued by governments or corporate entities from emerging market countries.

Emerging market countries generally are those countries defined as having an emerging or developing economy by the World Bank or its related organizations, or the United Nations or its authorities. The emerging market countries in which the Fund may invest currently include, but are not limited to, Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Malaysia, Mexico, Peru, the Philippines, Poland, Russia, South Africa, South Korea, Thailand, Turkey and Uruguay. We consider a security to be "tied economically to" an emerging market country if it is principally traded on the country's securities markets or if the issuer is organized or principally operates in the country, derives a majority of its income from its operations within the country or has a majority of its assets within the country.

We may invest in investment-grade and below investment-grade debt securities. While we may purchase securities of any maturity or duration, under normal circumstances, we expect the dollar-weighted average effective maturity of the Fund's portfolio to be between 3 and 10 years, and the dollar-weighted average effective duration of the Fund's portfolio to be between 2 �� to 8 years.

Currency is managed as a separate asset class and we may enter into foreign currency exchange contracts to gain or hedge currency exposure or control risk. We may purchase a foreign currency on a spot or forward basis in order to benefit from potential appreciation of such currency relative to the U.S. dollar or to other currencies.

We use proprietary models and systems to assess and highlight areas of relative value around the world. Model-driven forecasts are created using fundamental economic inputs to generate economic forecasts on the emerging bond markets. With these forecasts, an optimization process accounts for multiple iteration scenarios to create, what we believe to be, an optimal portfolio strategy. The output of the model process is intended to provide relative valuations for determining an over, or underweight of country-specific bond markets. Similarly, currencies are valued for their potential returns or to hedge currency exposure. These macro 'top-down' quantitative models are used in conjunction with our investment experience and allied to a 'bottom-up' security selection process. Sell decisions are valuation-driven based on our models and our fundamental analysis. We may also sell a security due to changes in portfolio strategy or cash flow needs.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Currency Transactions Risk. Foreign securities are often denominated in foreign currencies. As a result, the value of a Fund's shares is affected by changes in exchange rates. Use of hedging techniques cannot protect against exchange rate risk perfectly. If the Fund's adviser is incorrect in its judgment of future exchange rate relationships, the Fund could be in a less advantageous position than if such a hedge had not been established.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and tend to be more volatile than higher-rated securities of similar maturity.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regional Risk. The Fund's investments may be concentrated in a specific geographical region and thus, may be more adversely affected by events in that region than investments of a fund that does not have such a regional focus.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Performance
Since the Fund has not commenced operations as of the date of this prospectus, no performance information is available.

Shareholder Fees	0 Months Ended
Jun. 01, 2012
(WFA Emerging Markets Equity Income Fund - Administrator) | (Wells Fargo Advantage Emerging Markets Equity Income Fund) | Administrator Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Emerging Markets Equity Income Fund - Institutional) | (Wells Fargo Advantage Emerging Markets Equity Income Fund) | Institutional Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Emerging Markets Equity Income Fund - Retail) | (Wells Fargo Advantage Emerging Markets Equity Income Fund) | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price)	none [1]
(WFA Emerging Markets Equity Income Fund - Retail) | (Wells Fargo Advantage Emerging Markets Equity Income Fund) | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	1.00%
(WFA Emerging Markets Local Bond Fund - Administrator) | (Wells Fargo Advantage Emerging Markets Local Bond Fund) | Administrator Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Emerging Markets Local Bond Fund - Institutional) | (Wells Fargo Advantage Emerging Markets Local Bond Fund) | Institutional Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Emerging Markets Local Bond Fund - Retail) | (Wells Fargo Advantage Emerging Markets Local Bond Fund) | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%
Maximum deferred sales charge (load) (as a percentage of offering price)	none [1]
(WFA Emerging Markets Local Bond Fund - Retail) | (Wells Fargo Advantage Emerging Markets Local Bond Fund) | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	1.00%

[1]	Investments of $1 million or more are not subject to a front-end sales charge but will be subject to a deferred sales charge of 1.00% if redeemed within 18 months.

Annual Fund Operating Expenses	0 Months Ended
	Jun. 01, 2012
(WFA Emerging Markets Equity Income Fund - Administrator) | (Wells Fargo Advantage Emerging Markets Equity Income Fund) | Administrator Class
Operating Expenses:
Management Fees	1.10%
Distribution (12b-1) Fees	none
Other Expenses	0.64%	[1]
Total Annual Fund Operating Expenses	1.74%
Fee Waivers	(0.29%)
Total Annual Fund Operating Expenses After Fee Waiver	1.45%	[2]
(WFA Emerging Markets Equity Income Fund - Institutional) | (Wells Fargo Advantage Emerging Markets Equity Income Fund) | Institutional Class
Operating Expenses:
Management Fees	1.10%
Distribution (12b-1) Fees	none
Other Expenses	0.37%	[1]
Total Annual Fund Operating Expenses	1.47%
Fee Waivers	(0.22%)
Total Annual Fund Operating Expenses After Fee Waiver	1.25%	[2]
(WFA Emerging Markets Equity Income Fund - Retail) | (Wells Fargo Advantage Emerging Markets Equity Income Fund) | Class A
Operating Expenses:
Management Fees	1.10%
Distribution (12b-1) Fees	none
Other Expenses	0.80%	[1]
Total Annual Fund Operating Expenses	1.90%
Fee Waivers	(0.25%)
Total Annual Fund Operating Expenses After Fee Waiver	1.65%	[2]
(WFA Emerging Markets Equity Income Fund - Retail) | (Wells Fargo Advantage Emerging Markets Equity Income Fund) | Class C
Operating Expenses:
Management Fees	1.10%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.80%	[1]
Total Annual Fund Operating Expenses	2.65%
Fee Waivers	(0.25%)
Total Annual Fund Operating Expenses After Fee Waiver	2.40%	[2]
(WFA Emerging Markets Local Bond Fund - Administrator) | (Wells Fargo Advantage Emerging Markets Local Bond Fund) | Administrator Class
Operating Expenses:
Management Fees	0.65%
Distribution (12b-1) Fees	none
Other Expenses	0.69%	[1]
Total Annual Fund Operating Expenses	1.34%
Fee Waivers	(0.24%)
Total Annual Fund Operating Expenses After Fee Waiver	1.10%	[2]
(WFA Emerging Markets Local Bond Fund - Institutional) | (Wells Fargo Advantage Emerging Markets Local Bond Fund) | Institutional Class
Operating Expenses:
Management Fees	0.65%
Distribution (12b-1) Fees	none
Other Expenses	0.42%	[1]
Total Annual Fund Operating Expenses	1.07%
Fee Waivers	(0.17%)
Total Annual Fund Operating Expenses After Fee Waiver	0.90%	[2]
(WFA Emerging Markets Local Bond Fund - Retail) | (Wells Fargo Advantage Emerging Markets Local Bond Fund) | Class A
Operating Expenses:
Management Fees	0.65%
Distribution (12b-1) Fees	none
Other Expenses	0.75%	[1]
Total Annual Fund Operating Expenses	1.40%
Fee Waivers	(0.17%)
Total Annual Fund Operating Expenses After Fee Waiver	1.23%	[2]
(WFA Emerging Markets Local Bond Fund - Retail) | (Wells Fargo Advantage Emerging Markets Local Bond Fund) | Class C
Operating Expenses:
Management Fees	0.65%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.75%	[1]
Total Annual Fund Operating Expenses	2.15%
Fee Waivers	(0.17%)
Total Annual Fund Operating Expenses After Fee Waiver	1.98%	[2]

[1]	Expenses are based on estimated amounts for the current fiscal year.
[2]	The Adviser has committed through February 28, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown above. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun 1, 2012
Registrant Name	dei_EntityRegistrantName	WELLS FARGO FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001081400
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 31, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jun 1, 2012
Prospectus Date	rr_ProspectusDate	Jun 1, 2012
(WFA Emerging Markets Equity Income Fund - Administrator) | (Wells Fargo Advantage Emerging Markets Equity Income Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to achieve long-term capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Since the Fund has not yet commenced operations, no history of the portfolio turnover rate is available.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in equity securities of companies in emerging market countries; and

  across all market capitalizations.

We consider emerging market countries to include, among others, countries included in the MSCI Emerging Markets Index and countries with low- to middle-income economies according to the International Bank for Reconstruction and Development (more commonly referred to as the World Bank).

We look for companies with a sustainable high dividend yield backed by strong company financials and fundamentals, including above-average sales and earnings growth, overall financial strength, competitive advantages, and capable management. We may sell a holding when it no longer has some or all of these traits. Our investment strategy includes both a top-down strategy, which takes account of overall economic and market trends in each country, and a bottom-up strategy, in which we use fundamental research for security selection. In order to take advantage of the wide range of possible opportunities in a variety of markets at different stages of economic development, we construct the portfolio with the potential for maximum portfolio dividend yield while maintaining a controlled level of risk.

We reserve the right to hedge the portfolio's foreign currency exposure by purchasing or selling currency futures and foreign currency forward contracts. However, under normal circumstances, we will not engage in extensive foreign currency hedging.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Currency Transactions Risk. Foreign securities are often denominated in foreign currencies. As a result, the value of a Fund's shares is affected by changes in exchange rates. Use of hedging techniques cannot protect against exchange rate risk perfectly. If the Fund's adviser is incorrect in its judgment of future exchange rate relationships, the Fund could be in a less advantageous position than if such a hedge had not been established.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regional Risk. The Fund's investments may be concentrated in a specific geographical region and thus, may be more adversely affected by events in that region than investments of a fund that does not have such a regional focus.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Since the Fund has not commenced operations as of the date of this prospectus, no performance information is available.
(WFA Emerging Markets Equity Income Fund - Administrator) | (Wells Fargo Advantage Emerging Markets Equity Income Fund) | Administrator Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.64%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.74%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.45%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	148
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	490
(WFA Emerging Markets Equity Income Fund - Institutional) | (Wells Fargo Advantage Emerging Markets Equity Income Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to achieve long-term capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Since the Fund has not yet commenced operations, no history of the portfolio turnover rate is available.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in equity securities of companies in emerging market countries; and

  across all market capitalizations.

We consider emerging market countries to include, among others, countries included in the MSCI Emerging Markets Index and countries with low- to middle-income economies according to the International Bank for Reconstruction and Development (more commonly referred to as the World Bank).

We look for companies with a sustainable high dividend yield backed by strong company financials and fundamentals, including above-average sales and earnings growth, overall financial strength, competitive advantages, and capable management. We may sell a holding when it no longer has some or all of these traits. Our investment strategy includes both a top-down strategy, which takes account of overall economic and market trends in each country, and a bottom-up strategy, in which we use fundamental research for security selection. In order to take advantage of the wide range of possible opportunities in a variety of markets at different stages of economic development, we construct the portfolio with the potential for maximum portfolio dividend yield while maintaining a controlled level of risk.

We reserve the right to hedge the portfolio's foreign currency exposure by purchasing or selling currency futures and foreign currency forward contracts. However, under normal circumstances, we will not engage in extensive foreign currency hedging.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Currency Transactions Risk. Foreign securities are often denominated in foreign currencies. As a result, the value of a Fund's shares is affected by changes in exchange rates. Use of hedging techniques cannot protect against exchange rate risk perfectly. If the Fund's adviser is incorrect in its judgment of future exchange rate relationships, the Fund could be in a less advantageous position than if such a hedge had not been established.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regional Risk. The Fund's investments may be concentrated in a specific geographical region and thus, may be more adversely affected by events in that region than investments of a fund that does not have such a regional focus.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Since the Fund has not commenced operations as of the date of this prospectus, no performance information is available.
(WFA Emerging Markets Equity Income Fund - Institutional) | (Wells Fargo Advantage Emerging Markets Equity Income Fund) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.37%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.47%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.25%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	420
(WFA Emerging Markets Equity Income Fund - Retail) | (Wells Fargo Advantage Emerging Markets Equity Income Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to achieve long-term capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds ��. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 14 and 16 of the Prospectus and "Additional Purchase and Redemption Information" on page 37 of the Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Since the Fund has not yet commenced operations, no history of the portfolio turnover rate is available.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds��. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 14 and 16 of the Prospectus and "Additional Purchase and Redemption Information" on page 37 of the Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in equity securities of companies in emerging market countries; and

  across all market capitalizations.

We consider emerging market countries to include, among others, countries included in the MSCI Emerging Markets Index and countries with low- to middle-income economies according to the International Bank for Reconstruction and Development (more commonly referred to as the World Bank).

We look for companies with a sustainable high dividend yield backed by strong company financials and fundamentals, including above-average sales and earnings growth, overall financial strength, competitive advantages, and capable management. We may sell a holding when it no longer has some or all of these traits. Our investment strategy includes both a top-down strategy, which takes account of overall economic and market trends in each country, and a bottom-up strategy, in which we use fundamental research for security selection. In order to take advantage of the wide range of possible opportunities in a variety of markets at different stages of economic development, we construct the portfolio with the potential for maximum portfolio dividend yield while maintaining a controlled level of risk.

We reserve the right to hedge the portfolio's foreign currency exposure by purchasing or selling currency futures and foreign currency forward contracts. However, under normal circumstances, we will not engage in extensive foreign currency hedging.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Currency Transactions Risk. Foreign securities are often denominated in foreign currencies. As a result, the value of a Fund's shares is affected by changes in exchange rates. Use of hedging techniques cannot protect against exchange rate risk perfectly. If the Fund's adviser is incorrect in its judgment of future exchange rate relationships, the Fund could be in a less advantageous position than if such a hedge had not been established.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regional Risk. The Fund's investments may be concentrated in a specific geographical region and thus, may be more adversely affected by events in that region than investments of a fund that does not have such a regional focus.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Since the Fund has not commenced operations as of the date of this prospectus, no performance information is available.
(WFA Emerging Markets Equity Income Fund - Retail) | (Wells Fargo Advantage Emerging Markets Equity Income Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.80%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.90%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.65%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	733
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,091
(WFA Emerging Markets Equity Income Fund - Retail) | (Wells Fargo Advantage Emerging Markets Equity Income Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.80%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.65%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	2.40%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	343
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	801
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	243
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	801
(WFA Emerging Markets Local Bond Fund - Administrator) | (Wells Fargo Advantage Emerging Markets Local Bond Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return, consisting of income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Since the Fund has not yet commenced operations, no history of the portfolio turnover rate is available.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in debt securities issued by governments, corporate entities or supranational agencies, that are tied economically to emerging market countries and denominated in local currencies;

  in at least six countries or supranational agencies; and

  up to 20% of the Fund's total assets in debt securities denominated in currencies of developed markets but issued by governments or corporate entities from emerging market countries.

Emerging market countries generally are those countries defined as having an emerging or developing economy by the World Bank or its related organizations, or the United Nations or its authorities. The emerging market countries in which the Fund may invest currently include, but are not limited to, Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Malaysia, Mexico, Peru, the Philippines, Poland, Russia, South Africa, South Korea, Thailand, Turkey and Uruguay. We consider a security to be "tied economically to" an emerging market country if it is principally traded on the country's securities markets or if the issuer is organized or principally operates in the country, derives a majority of its income from its operations within the country or has a majority of its assets within the country.

We may invest in investment-grade and below investment-grade debt securities. While we may purchase securities of any maturity or duration, under normal circumstances, we expect the dollar-weighted average effective maturity of the Fund's portfolio to be between 3 and 10 years, and the dollar-weighted average effective duration of the Fund's portfolio to be between 2 �� to 8 years.

Currency is managed as a separate asset class and we may enter into foreign currency exchange contracts to gain or hedge currency exposure or control risk. We may purchase a foreign currency on a spot or forward basis in order to benefit from potential appreciation of such currency relative to the U.S. dollar or to other currencies.

We use proprietary models and systems to assess and highlight areas of relative value around the world. Model-driven forecasts are created using fundamental economic inputs to generate economic forecasts on the emerging bond markets. With these forecasts, an optimization process accounts for multiple iteration scenarios to create, what we believe to be, an optimal portfolio strategy. The output of the model process is intended to provide relative valuations for determining an over, or underweight of country-specific bond markets. Similarly, currencies are valued for their potential returns or to hedge currency exposure. These macro 'top-down' quantitative models are used in conjunction with our investment experience and allied to a 'bottom-up' security selection process. Sell decisions are valuation-driven based on our models and our fundamental analysis. We may also sell a security due to changes in portfolio strategy or cash flow needs.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Currency Transactions Risk. Foreign securities are often denominated in foreign currencies. As a result, the value of a Fund's shares is affected by changes in exchange rates. Use of hedging techniques cannot protect against exchange rate risk perfectly. If the Fund's adviser is incorrect in its judgment of future exchange rate relationships, the Fund could be in a less advantageous position than if such a hedge had not been established.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and tend to be more volatile than higher-rated securities of similar maturity.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regional Risk. The Fund's investments may be concentrated in a specific geographical region and thus, may be more adversely affected by events in that region than investments of a fund that does not have such a regional focus.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Since the Fund has not commenced operations as of the date of this prospectus, no performance information is available.
(WFA Emerging Markets Local Bond Fund - Administrator) | (Wells Fargo Advantage Emerging Markets Local Bond Fund) | Administrator Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.69%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.10%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	112
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	376
(WFA Emerging Markets Local Bond Fund - Institutional) | (Wells Fargo Advantage Emerging Markets Local Bond Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return, consisting of income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Since the Fund has not yet commenced operations, no history of the portfolio turnover rate is available.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in debt securities issued by governments, corporate entities or supranational agencies, that are tied economically to emerging market countries and denominated in local currencies;

  in at least six countries or supranational agencies; and

  up to 20% of the Fund's total assets in debt securities denominated in currencies of developed markets but issued by governments or corporate entities from emerging market countries.

Emerging market countries generally are those countries defined as having an emerging or developing economy by the World Bank or its related organizations, or the United Nations or its authorities. The emerging market countries in which the Fund may invest currently include, but are not limited to, Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Malaysia, Mexico, Peru, the Philippines, Poland, Russia, South Africa, South Korea, Thailand, Turkey and Uruguay. We consider a security to be "tied economically to" an emerging market country if it is principally traded on the country's securities markets or if the issuer is organized or principally operates in the country, derives a majority of its income from its operations within the country or has a majority of its assets within the country.

We may invest in investment-grade and below investment-grade debt securities. While we may purchase securities of any maturity or duration, under normal circumstances, we expect the dollar-weighted average effective maturity of the Fund's portfolio to be between 3 and 10 years, and the dollar-weighted average effective duration of the Fund's portfolio to be between 2 �� to 8 years.

Currency is managed as a separate asset class and we may enter into foreign currency exchange contracts to gain or hedge currency exposure or control risk. We may purchase a foreign currency on a spot or forward basis in order to benefit from potential appreciation of such currency relative to the U.S. dollar or to other currencies.

We use proprietary models and systems to assess and highlight areas of relative value around the world. Model-driven forecasts are created using fundamental economic inputs to generate economic forecasts on the emerging bond markets. With these forecasts, an optimization process accounts for multiple iteration scenarios to create, what we believe to be, an optimal portfolio strategy. The output of the model process is intended to provide relative valuations for determining an over, or underweight of country-specific bond markets. Similarly, currencies are valued for their potential returns or to hedge currency exposure. These macro 'top-down' quantitative models are used in conjunction with our investment experience and allied to a 'bottom-up' security selection process. Sell decisions are valuation-driven based on our models and our fundamental analysis. We may also sell a security due to changes in portfolio strategy or cash flow needs.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Currency Transactions Risk. Foreign securities are often denominated in foreign currencies. As a result, the value of a Fund's shares is affected by changes in exchange rates. Use of hedging techniques cannot protect against exchange rate risk perfectly. If the Fund's adviser is incorrect in its judgment of future exchange rate relationships, the Fund could be in a less advantageous position than if such a hedge had not been established.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and tend to be more volatile than higher-rated securities of similar maturity.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regional Risk. The Fund's investments may be concentrated in a specific geographical region and thus, may be more adversely affected by events in that region than investments of a fund that does not have such a regional focus.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Since the Fund has not commenced operations as of the date of this prospectus, no performance information is available.
(WFA Emerging Markets Local Bond Fund - Institutional) | (Wells Fargo Advantage Emerging Markets Local Bond Fund) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.42%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.90%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	306
(WFA Emerging Markets Local Bond Fund - Retail) | (Wells Fargo Advantage Emerging Markets Local Bond Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return, consisting of income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds ��. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 16 and 18 of the Prospectus and "Additional Purchase and Redemption Information" on page 45 of the Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Since the Fund has not yet commenced operations, no history of the portfolio turnover rate is available.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds��. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 16 and 18 of the Prospectus and "Additional Purchase and Redemption Information" on page 45 of the Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in debt securities issued by governments, corporate entities or supranational agencies, that are tied economically to emerging market countries and denominated in local currencies;

  in at least six countries or supranational agencies; and

  up to 20% of the Fund's total assets in debt securities denominated in currencies of developed markets but issued by governments or corporate entities from emerging market countries.

Emerging market countries generally are those countries defined as having an emerging or developing economy by the World Bank or its related organizations, or the United Nations or its authorities. The emerging market countries in which the Fund may invest currently include, but are not limited to, Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Malaysia, Mexico, Peru, the Philippines, Poland, Russia, South Africa, South Korea, Thailand, Turkey and Uruguay. We consider a security to be "tied economically to" an emerging market country if it is principally traded on the country's securities markets or if the issuer is organized or principally operates in the country, derives a majority of its income from its operations within the country or has a majority of its assets within the country.

We may invest in investment-grade and below investment-grade debt securities. While we may purchase securities of any maturity or duration, under normal circumstances, we expect the dollar-weighted average effective maturity of the Fund's portfolio to be between 3 and 10 years, and the dollar-weighted average effective duration of the Fund's portfolio to be between 2 �� to 8 years.

Currency is managed as a separate asset class and we may enter into foreign currency exchange contracts to gain or hedge currency exposure or control risk. We may purchase a foreign currency on a spot or forward basis in order to benefit from potential appreciation of such currency relative to the U.S. dollar or to other currencies.

We use proprietary models and systems to assess and highlight areas of relative value around the world. Model-driven forecasts are created using fundamental economic inputs to generate economic forecasts on the emerging bond markets. With these forecasts, an optimization process accounts for multiple iteration scenarios to create, what we believe to be, an optimal portfolio strategy. The output of the model process is intended to provide relative valuations for determining an over, or underweight of country-specific bond markets. Similarly, currencies are valued for their potential returns or to hedge currency exposure. These macro 'top-down' quantitative models are used in conjunction with our investment experience and allied to a 'bottom-up' security selection process. Sell decisions are valuation-driven based on our models and our fundamental analysis. We may also sell a security due to changes in portfolio strategy or cash flow needs.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Currency Transactions Risk. Foreign securities are often denominated in foreign currencies. As a result, the value of a Fund's shares is affected by changes in exchange rates. Use of hedging techniques cannot protect against exchange rate risk perfectly. If the Fund's adviser is incorrect in its judgment of future exchange rate relationships, the Fund could be in a less advantageous position than if such a hedge had not been established.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and tend to be more volatile than higher-rated securities of similar maturity.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regional Risk. The Fund's investments may be concentrated in a specific geographical region and thus, may be more adversely affected by events in that region than investments of a fund that does not have such a regional focus.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Since the Fund has not commenced operations as of the date of this prospectus, no performance information is available.
(WFA Emerging Markets Local Bond Fund - Retail) | (Wells Fargo Advantage Emerging Markets Local Bond Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.75%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.40%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.23%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	570
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	840
(WFA Emerging Markets Local Bond Fund - Retail) | (Wells Fargo Advantage Emerging Markets Local Bond Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.75%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.15%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.98%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	301
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	639
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	201
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	639
[1]	Investments of $1 million or more are not subject to a front-end sales charge but will be subject to a deferred sales charge of 1.00% if redeemed within 18 months.
[2]	Expenses are based on estimated amounts for the current fiscal year.
[3]	The Adviser has committed through February 28, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown above. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.